Exhibit 99.1

KPMG LLP
Suite 700
20 Pacificia
Irvine, CA 92618-3391

Independent Accountant’s Report on Applying Agreed- Upon Procedures

Goal Structured Solutions, Inc. (the “Company”)

Merrill Lynch, Pierce, Fenner & Smith Incorporated

(together, the “Specified Parties”)

Re:	Goal Structured Solutions Trust 2016-A, Private Credit Student Loan Backed Notes (the “Notes”) – Student Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Data File” means an electronic data file, provided to us by the Company containing certain information related to 15,734 student loans and their related attributes as of August 31, 2016.

•	The term “Selected Student Loans” means a sample of 175 student loans which we were instructed by the Company to randomly select from the Data File. The Company did not inform us as to the basis for how they selected the number of student loans that we were instructed to randomly select from the Data File. A listing of the Selected Student Loans is attached hereto as Exhibit A.

•	The term “FICO File” means an electronic data file, provided to us by the Company containing borrower and co-borrower FICO score information for the student loans as of August 31, 2016.

•	The term “Loan Files” means any file containing some or all of the following documents: Executed Promissory Note, Disclosure Statement, Servicing System Record, and FICO File.

The Company is responsible for the Data File.

For each Selected Student Loan, we compared the attributes listed below to the corresponding information appearing in the applicable Loan File.

The Specified Parties indicated that the absence of any of the Loan File information or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified constituted an exception. The Loan File information is listed in the order of priority until such attribute was compared.

Attribute	Loan Files
First Disbursement Date	Servicing System Record
Original Loan Balance	Executed Promissory Note, Disclosure Statement
Monthly Payment	Servicing System Record and instructions provided by the Company described below
Interest Rate	Servicing System Record
Loan Repayment Term	Disclosure Statement, Servicing System Record and instructions provided by the Company described below
Loan Type	Servicing System Record
Last Payment Date	Servicing System Record and instructions provided by the Company described below
Forbearance End Date (as applicable)	Servicing System Record
Deferment End Date (as applicable)	Servicing System Record
Current Loan Balance	Servicing System Record
State	Servicing System Record
Remaining Term	Servicing System Record and instructions provided by the Company described below
Loan Status	Servicing System Record
School Name	Servicing System Record
Borrower’s FICO Score	FICO File
Co-Borrower’s FICO Score	FICO File

For purposes of comparing Monthly Payment, the Company instructed us not to perform procedures related to Selected Student Loans which were in forbearance or deferment status (identified as “F” or “D” in the “CYCLESTAT” field in the Data File). We were informed by the Company that such Selected Student Loans did not contain an accurate monthly payment amount in the Servicing System Record until the loan entered into repayment status. We noted six (6) Selected Student Loans with a forbearance or deferment status in the Data File. This was not considered an exception.

For purposes of comparing Monthly Payment, the Company instructed us to compare the Monthly Payment in the “CURINSTAMT” field in the Data File to the “Pmt Amt” field in the Servicing System Record. In the event the Monthly Payment in the Data File did not agree with the “Pmt Amt” field in the Servicing System Record, we were instructed by the Company to compare the Monthly Payment in the Data File to the “Total Amt Due” field in the Servicing System Record.

For purposes of comparing Monthly Payment, for Selected Student Loans with a next payment due date (“NXTINSTDUE” field in the Data File) in October 2016, the Company instructed us to compare the Monthly Payment in the “INSTLAMT1” field in the Data File to the corresponding information in the Servicing System Record.

For purposes of comparing Loan Repayment Term, in the event the Loan Repayment Term in the Data File did not agree with the corresponding information in the Disclosure Statement, the Company instructed us to compare the Loan Repayment Term in the Data File to the “Max Term” field in the Servicing System Record.

For purposes of comparing Last Payment Date, if the Servicing System Record indicated the Selected Student Loan did not have sufficient funds received for the latest payment on or prior to August 31, 2016 (identified as “Nonsufficient Fu” under the “Action” field in the Servicing System Record), the Company instructed us to compare the latest payment date immediately preceeding the payment date the Selected Student Loan did not have sufficient funds received to the corresponding information in the Data File.

For purposes of comparing Remaining Term, the Company instructed us to consider the Remaining Term of Selected Student Loans that were in grace status (identified as “G” in “CYCLESTAT” field in the Data File) to be zero. The Company informed us that the Remaining Term (“REPTERM1” field in the Data File) for student loans that are in grace status is not populated until the loan enters repayment status.

The information regarding the Selected Student Loan was found to be in agreement with the respective information in the Loan Files. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File, and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reliability or accuracy of the Data File, the Loan Files, or any data and documents furnished to us by the Company, which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

November 9, 2016

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Loan ID	Selected Student Loan Number	Loan ID	Selected Student Loan Number	Loan ID	Selected Student Loan Number	Loan ID	Selected Student Loan Number	Loan ID
1	XXXX494	36	XXXX083	71	XXXX243	106	XXXX232	141	XXXX708
2	XXXX660	37	XXXX223	72	XXXX318	107	XXXX385	142	XXXX730
3	XXXX957	38	XXXX229	73	XXXX452	108	XXXX437	143	XXXX765
4	XXXX020	39	XXXX230	74	XXXX547	109	XXXX457	144	XXXX769
5	XXXX056	40	XXXX306	75	XXXX692	110	XXXX585	145	XXXX866
6	XXXX073	41	XXXX363	76	XXXX762	111	XXXX620	146	XXXX032
7	XXXX080	42	XXXX463	77	XXXX792	112	XXXX646	147	XXXX170
8	XXXX105	43	XXXX475	78	XXXX991	113	XXXX688	148	XXXX207
9	XXXX259	44	XXXX497	79	XXXX149	114	XXXX735	149	XXXX230
10	XXXX530	45	XXXX757	80	XXXX180	115	XXXX782	150	XXXX410
11	XXXX549	46	XXXX793	81	XXXX251	116	XXXX830	151	XXXX437
12	XXXX556	47	XXXX860	82	XXXX286	117	XXXX028	152	XXXX557
13	XXXX703	48	XXXX960	83	XXXX308	118	XXXX560	153	XXXX568
14	XXXX785	49	XXXX065	84	XXXX425	119	XXXX595	154	XXXX752
15	XXXX817	50	XXXX089	85	XXXX950	120	XXXX793	155	XXXX757
16	XXXX863	51	XXXX122	86	XXXX516	121	XXXX983	156	XXXX831
17	XXXX018	52	XXXX255	87	XXXX523	122	XXXX191	157	XXXX941
18	XXXX069	53	XXXX277	88	XXXX606	123	XXXX263	158	XXXX962
19	XXXX109	54	XXXX361	89	XXXX660	124	XXXX320	159	XXXX008
20	XXXX114	55	XXXX381	90	XXXX791	125	XXXX327	160	XXXX068
21	XXXX215	56	XXXX438	91	XXXX157	126	XXXX334	161	XXXX172
22	XXXX834	57	XXXX517	92	XXXX364	127	XXXX455	162	XXXX259
23	XXXX918	58	XXXX560	93	XXXX387	128	XXXX482	163	XXXX316
24	XXXX025	59	XXXX644	94	XXXX388	129	XXXX503	164	XXXX408
25	XXXX038	60	XXXX936	95	XXXX416	130	XXXX638	165	XXXX520
26	XXXX041	61	XXXX969	96	XXXX484	131	XXXX660	166	XXXX524
27	XXXX101	62	XXXX060	97	XXXX546	132	XXXX705	167	XXXX684
28	XXXX201	63	XXXX066	98	XXXX547	133	XXXX729	168	XXXX172
29	XXXX248	64	XXXX067	99	XXXX553	134	XXXX760	169	XXXX188
30	XXXX280	65	XXXX114	100	XXXX555	135	XXXX229	170	XXXX390
31	XXXX311	66	XXXX134	101	XXXX744	136	XXXX354	171	XXXX417
32	XXXX467	67	XXXX253	102	XXXX778	137	XXXX494	172	XXXX546
33	XXXX490	68	XXXX578	103	XXXX881	138	XXXX501	173	XXXX552
34	XXXX512	69	XXXX789	104	XXXX914	139	XXXX522	174	XXXX591
35	XXXX054	70	XXXX197	105	XXXX214	140	XXXX611	175	XXXX709